UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-07090______

_______BlackRock California Insured Municipal 2008 Term Trust, Inc._______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock California Insured Municipal 2008 Term Trust, Inc.

      40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:_888-825-2257__________________

Date of fiscal year end:___December 31, 2006
Date of reporting period:__September 30, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
SEPTEMBER 30, 2006

BlackRock California Insured Municipal 2008 Term Trust (BFC)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—93.4%
			California—82.8%
AAA	$ 2,635		Alameda Cnty. COP, Ser. A, 3.80%, 12/01/08, MBIA	No Opt. Call	$ 2,658,847
AAA	1,060		Anaheim Union High Sch. Dist. GO, Ser. A, 3.50%, 8/01/08, FSA	No Opt. Call	1,062,576
			California GO,
AAA	3,000		5.50%, 4/01/09, MBIA	No Opt. Call	3,147,810
AAA	3,000		5.50%, 2/01/10, MBIA	No Opt. Call	3,190,500
AAA	2,000		6.25%, 9/01/08, FGIC	No Opt. Call	2,105,900
AAA	15,000		6.30%, 9/01/08, MBIA	No Opt. Call	15,808,050
AAA	2,600		Castaic Lake Wtr. Agcy. COP, Wtr. Sys. Impvt. Proj., Ser. A, 7.25%, 8/01/10, MBIA	No Opt. Call	2,951,026
AAA	1,000		Chula Vista COP, Police Fac. Proj., 4.00%, 8/01/08, MBIA	No Opt. Call	1,011,200
AAA	5,500	[3]	Clovis Unified Sch. Dist. GO, Ser. B, Zero Coupon, 8/01/08, FGIC	ETM	5,163,455
AAA	10,000		Dept. of Wtr. Res. Pwr. Sply. RB, Ser. A, 3.125%, 5/01/08, FSA	No Opt. Call	9,942,900
AAA	1,855		El Paso de Robles GO, Ser. A, Zero Coupon, 8/01/09, FGIC	No Opt. Call	1,677,606
AAA	4,025		Elsinore Valley Mun. Wtr. Dist. COP, Ser. A, 6.00%, 7/01/09, FGIC	No Opt. Call	4,288,879
AAA	2,000		Hlth. Facs. Fin. Auth. RB, Sutter Hlth. Care Sys. Proj., 5.70%, 8/15/09, MBIA	10/06 @ 102	2,042,720
AAA	1,245		Long Beach Brd. of Fin. Auth. TA, Redev. Proj., 3.50%, 8/01/08, AMBAC	No Opt. Call	1,248,025
			Los Angeles Cnty. Cap. Asset Leasing Corp. RB,
AAA	2,910		5.95%, 12/01/07, AMBAC	No Opt. Call	2,992,440
AAA	8,090		6.00%, 12/01/08, AMBAC	No Opt. Call	8,513,350
AAA	8,600		6.05%, 12/01/09, AMBAC	No Opt. Call	9,271,230
AAA	4,405		Los Angeles Cnty. Met. Trans. Auth. RB, Spl. Benefit Assmt. Dist. A-1 Proj.,
			3.75%, 9/01/08, AMBAC	No Opt. Call	4,436,408
AAA	2,660	[3]	Los Angeles Unified Sch. Dist. COP, Ser. B, 3.00%, 10/01/08, FSA	ETM	2,630,554
AAA	1,000		Mount Diablo Unified Sch. Dist. GO, 3.50%, 8/01/08, FSA	No Opt. Call	1,002,430
AAA	1,000		Orange Cnty. Local Trans. Auth. Sales Tax RB, 6.00%, 2/15/09, MBIA	No Opt. Call	1,058,060
AAA	2,495	[3]	Pasadena Unified Sch. Dist. GO, Ser. C, 3.50%, 11/01/08, FSA	ETM	2,500,414
AAA	2,100		Pub. Wks. Brd. RB, Energy Efficiency Proj., Ser. A, 5.625%, 10/01/08, AMBAC	10/06 @ 101	2,140,026
AAA	3,345		Sacramento City Fin. Auth. RB, City Hall & Redev. Projs., Ser. A, 3.50%, 12/01/08, FSA	No Opt. Call	3,351,121
			Sacramento Mun. Util. Dist. Elec. RB,
AAA	825	[3]	Ser. C, 5.75%, 11/15/07, MBIA	ETM	825,817
AAA	3,750	[3]	Ser. C, 5.75%, 11/15/08, FGIC	ETM	3,754,050
AAA	3,950	[3]	Ser. C, 5.75%, 11/15/09, MBIA	ETM	3,953,910
AAA	5,000	[3]	San Bernardino Cnty. Trans. Auth. Sales Tax RB, 6.00%, 3/01/10, FGIC	ETM	5,217,450
AAA	11,000		San Diego Cnty. COP, 5.625%, 9/01/12, AMBAC	No Opt. Call	11,661,540
			San Diego Cnty. Regl. Trans. Comm. Sales Tax RB,
AAA	7,830	[3]	Ser. A, 6.00%, 4/01/08, MBIA	ETM	8,029,587
AAA	2,500	[3]	Ser. A, 6.00%, 4/01/08, FGIC	ETM	2,563,725
AAA	1,000		San Mateo Cnty. Cmnty. Coll. Dist. GO, Ser. A, 3.30%, 9/01/08, FGIC	No Opt. Call	998,510
			Santa Ana Unified Sch. Dist. GO,
AAA	1,000		Ser. B, Zero Coupon, 8/01/08, FGIC	No Opt. Call	937,630
AAA	2,000		Ser. B, Zero Coupon, 8/01/09, FGIC	No Opt. Call	1,808,740

					133,946,486

			Puerto Rico—10.6%
			Elec. Pwr. Auth. RB,
AAA	5,280		Ser. DD, 5.00%, 7/01/09, FSA	07/08 @ 101.5	5,495,213
AAA	7,000		Ser. DD, 5.00%, 7/01/10, FSA	07/08 @ 101.5	7,284,060
AAA	4,000		Mun. Fin. Agcy. GO, Ser. A, 5.625%, 8/01/10, FSA	08/09 @ 101	4,271,720

					17,050,993

			Total Long-Term Investments (cost $145,921,573)		150,997,479

			SHORT-TERM INVESTMENTS—16.4%
			California—6.5%
A-1+	4,000	[4]	City of Vacaville Multi-Fam. Mtg. RB, Quail Run Proj., Ser. A, 3.60%, 10/04/06, FRWD	N/A	4,000,000
A-1+	5,000	[4]	Dept. of Wtr. Res. Pwr. Sply. RB, Ser. B-2, 3.66%, 10/02/06, FRDD	N/A	5,000,000
A-1+	1,490	[4]	Orange Cnty. San. Dist. COP, Ser. A, 3.65%, 10/02/06, FRDD	N/A	1,490,000

					10,490,000

1

BlackRock California Insured Municipal 2008 Term Trust (BFC) (continued)

	Shares
Rating[1]	(000)	Description	Value

		Money Market Funds—9.9%
NR	8,050	AIM Tax Free Cash Reserve Portfolio	$ 8,050,000
NR	8,050	SSgA Tax Free Money Mkt. Fund, 3.083%, 10/02/06	8,050,000

			16,100,000

		Total Short-Term Investments (cost $26,590,000)	26,590,000

		Total Investments—109.8% (cost $172,511,5735)	$177,587,479
		Other assets in excess of liabilities (including $87,742,945 in cash)—54.9%	88,720,321
		Preferred shares at redemption value, including dividends payable—(64.7)%	(104,624,814)

		Net Assets Applicable to Common Shareholders—100%	$161,682,986

[1]	Using the highest of Standard & Poor’s, Moody’s Investors Services or Fitch’s ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is collateralized by Municipal or U.S. Treasury obligations.
[4]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of September 30, 2006.
[5]	Cost for Federal income tax purposes is $171,719,885. The net unrealized appreciation on a tax basis is $5,867,594, consisting of $5,953,220 gross unrealized appreciation and $85,626 gross unrealized depreciation.
The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 96.3% of the Trust’s managed assets.

AMBAC	—	15.3%
Cash	—	32.9%
FGIC	—	10.8%
FSA	—	14.3%
MBIA	—	17.0%
Other	—	6.0%

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	RB	—	Revenue Bond
FRDD	—	Floating Rate Daily Demand	TA	—	Tax Allocation
FRWD	—	Floating Rate Weekly Demand

2

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock California Insured Municipal 2008 Term Trust, Inc.___

By: /s/ Donald C. Burke
_____________________________________________________________________
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
_____________________________________________________________________
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: November 29, 2006

By: /s/ Donald C. Burke
_____________________________________________________________________
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: November 29, 2006